UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21348

Name of Fund:  BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.0%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$4,615	$5,202,997
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.50%, 1/01/21	5,500	5,482,510
5.25%, 1/01/23	6,500	6,465,355

		17,150,862
Arizona — 5.0%
Arizona Board of Regents, University of Arizona, RB, 5.00%, 8/01/28	2,000	2,142,840
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/30	2,685	2,640,590
City of Tucson, COP, (AGC):
4.25%, 7/01/21	1,870	1,981,302
4.25%, 7/01/22	1,895	1,986,358
City of Tucson Arizona, COP, Refunding, (AGC), 4.00%, 7/01/20	2,325	2,508,442
Maricopa County IDA, RB, Arizona Charter School Project, Series A, 6.63%, 7/01/20	1,100	994,213
Northern Arizona University, RB, 5.00%, 6/01/41	1,250	1,255,550
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT:
5.00%, 7/01/27	700	708,512
5.00%, 7/01/32	1,925	1,865,402
Pima County IDA, RB, Arizona Charter Schools Project:
Series C, 6.70%, 7/01/21	20	20,046
Series K, 6.38%, 7/01/31	895	844,844
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan Project, Series A, 4.95%, 10/01/20	2,325	2,476,241
Pinal County Electric District No 3, Refunding RB, 5.00%, 7/01/25	1,600	1,703,728
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/25	4,000	4,406,040
Scottsdale IDA, Refunding RB, Scottsdale Healthcare, Series C (AGM), 5.00%, 9/01/35	2,050	2,065,724
Municipal Bonds	Par (000)	Value
Arizona (concluded)
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	1,000	1,050,160

		28,649,992
Arkansas — 0.2%
University of Arkansas, Refunding RB, Various Facility, Series A, 5.00%, 11/01/31	1,000	1,057,040
California — 4.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/22	2,135	2,381,208
California HFA, RB, Home Mortgage, Series K (AMT), 4.55%, 8/01/21	235	231,914
California HFA, Refunding RB, Home Mortgage, Series M, AMT, 4.55%, 8/01/21	540	540,000
California Pollution Control Financing Authority, RB, AMT:
5.40%, 4/01/25	1,240	1,256,467
Mandatory Put Bonds, Republic Services Inc. Project, Series B, 5.25%, 6/01/23 (a)	605	652,753
California Pollution Control Financing Authority, Refunding RB, Series C, AMT (NPFGC), 4.75%, 12/01/23	5,000	5,204,900
City of Sacramento California, Special Tax Bonds, North Natomas Community Facilities, Series 4-C, 6.00%, 9/01/28	2,990	3,031,681
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.00%, 3/01/25	2,000	2,099,660
State of California, GO:
5.50%, 4/01/28	15	15,442
5.00%, 11/01/32	2,000	2,041,260
Various Purpose, 5.75%, 4/01/31	7,000	7,600,460

		25,055,745
Colorado — 0.8%
Plaza Metropolitan District No 1, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 7.50%, 6/01/14 (b)	4,500	4,814,325

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 2.2%
Connecticut State Development Authority, RB, Learjet, Inc. Project, AMT, 7.95%, 4/01/26	$1,160	$1,220,923
Connecticut State Health & Educational Facility Authority, Refunding RB:
Connecticut College, Series I, 5.00%, 7/01/29	1,075	1,130,212
Connecticut College, Series I, 5.00%, 7/01/31	620	646,238
Connecticut College, Series I, 5.00%, 7/01/32	500	518,920
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/31	1,780	1,819,623
State of Connecticut, GO, Series B, 5.00%, 4/15/31	6,990	7,440,995

		12,776,911
Delaware — 0.9%
Delaware State Municipal Electric Corp., Refunding RB, 5.00%, 7/01/37	5,000	5,071,600
Florida — 8.6%
Broward County Florida Airport System, ARB, Series Q-2, AMT, 5.00%, 10/01/32	1,250	1,250,825
Broward County School Board Florida, COP, Refunding, Series A (AGM), 5.00%, 7/01/24	10,000	10,931,600
County of Lee Florida, Refunding ARB, AMT Series A:
(AGM), 5.00%, 10/01/27	1,635	1,660,375
5.50%, 10/01/23	1,000	1,101,510
County of Miami-Dade Florida Transit System Sales Surtax Revenue, Refunding RB:
5.00%, 7/01/32	1,500	1,536,810
5.00%, 7/01/33	3,000	3,062,640
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C (BHAC), 5.00%, 10/01/23	8,000	8,978,720
Greater Orlando Aviation Authority Airport Facilities, Refunding RB, AMT, Series B:
5.00%, 10/01/25	1,000	1,047,200
5.00%, 10/01/26	2,935	3,031,650
Highlands County Health Facilities Authority, Refunding RB, Adventis Health, Series G, 5.13%, 11/15/16 (b)	35	39,803
Municipal Bonds	Par (000)	Value
Florida (concluded)
JEA Electric System Revenue, Refunding RB, Sub-Series B, 5.00%, 10/01/34	4,615	4,723,406
Miami-Dade County Expressway Authority, Refunding RB, Series A, 5.00%, 7/01/26	4,000	4,283,520
Midtown Miami Community Development District, Special Assessment Bonds:
Series A, 6.00%, 5/01/24	2,710	2,735,040
Series B, 6.50%, 5/01/37	1,840	1,850,175
South Lake County Hospital District, RB, South Lake Hospital, Inc., 6.63%, 10/01/23	2,390	2,409,455
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 6.20%, 11/01/10 (c)(d)	155	99,846

		48,742,575
Georgia — 1.2%
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B, 5.25%, 3/15/24	3,000	3,228,210
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM):
4.00%, 8/01/23	1,500	1,537,155
4.13%, 8/01/24	2,000	2,036,540

		6,801,905
Guam — 0.4%
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	2,100	2,199,834
Hawaii — 0.9%
State of Hawaii Airports System, Refunding ARB, Series A, 5.25%, 7/01/29	5,000	5,324,500
Idaho — 0.6%
Idaho Health Facilities Authority, Refunding RB, St. Luke’s Regional Medical Center (AGM), 4.63%, 7/01/30	3,700	3,671,991
Illinois — 9.1%
Chicago Illinois Transit Authority, RB, 5.25%, 12/01/31	3,700	3,838,750

2	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien, Series B-2, AMT (AGM), 5.75%, 1/01/23	$8,130	$8,290,080
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/34	9,140	9,297,574
Madison, Macoupin, Etc. Counties Community College District No 536, GO, Refunding, Lewis & Clark Community College:
5.00%, 5/01/29	350	361,508
5.00%, 5/01/30	475	487,550
5.00%, 5/01/31	500	511,455
5.00%, 5/01/32	500	509,425
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	3,500	3,890,740
6.25%, 6/01/24	12,750	13,871,362
State of Illinois, GO, Refunding, 5.00%, 8/01/21	3,000	3,245,310
Village of Hodgkins Illinois, RB, MBM Project, AMT, 5.90%, 11/01/17	6,000	6,004,140
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,425	1,348,349

		51,656,243
Indiana — 4.1%
City of Whiting Indiana, RB, BP Products North America, 5.25%, 1/01/21	4,800	5,624,640
County of Jasper Indiana, Refunding RB, Northern Indiana Public Service Co., Series C (NPFGC), 5.85%, 4/01/19	2,000	2,282,320
Indiana Finance Authority, RB, Wastewater, First Lien, Series A, 5.25%, 10/01/31	10,000	10,514,200
Indiana Finance Authority, Refunding RB, Environmental Improvement, United Steel Corp. Project, 6.00%, 12/01/19	5,000	5,183,100

		23,604,260
Iowa — 1.1%
Iowa Higher Education Loan Authority, RB, Private College Facility:
5.25%, 4/01/23	695	775,280
Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Higher Education Loan Authority, RB, Private College Facility (concluded):
5.25%, 4/01/24	730	803,234
5.25%, 4/01/25	520	566,384
5.25%, 4/01/26	360	387,536
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.00%, 9/01/20	1,000	1,099,710
5.00%, 9/01/22	2,315	2,455,034

		6,087,178
Kansas — 2.2%
Kansas Development Finance Authority, RB, KU Health System, Series H:
5.00%, 3/01/26	3,220	3,341,104
5.00%, 3/01/27	3,905	4,014,301
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.00%, 11/15/23	1,500	1,655,730
Sisters of Leavenworth, Series A, 4.00%, 1/01/22	3,425	3,540,491

		12,551,626
Kentucky — 3.2%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 5.25%, 6/01/23	8,650	9,130,248
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	8,000	9,060,240

		18,190,488
Louisiana — 3.4%
Jefferson Parish Hospital Service District No 1, Refunding RB, West Jefferson Medical Center, Series A (AGM), 5.50%, 1/01/26	3,000	3,160,200
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, BRCC Facilities Corp. Project:
5.00%, 12/01/27	3,445	3,672,232
5.00%, 12/01/28	3,715	3,927,312

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Public Facilities Authority, RB, Nineteenth Judicial District Court (NPFGC), 5.50%, 6/01/41	$2,000	$2,048,760
Louisiana Public Facilities Authority, Refunding RB, Entergy Gulf States Louisiana LLC Project, Series A, 5.00%, 9/01/28	2,000	2,059,860
New Orleans Aviation Board Louisiana, GARB, Refunding Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	850	962,957
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 7/01/28	3,660	3,772,435

		19,603,756
Maine — 0.3%
Portland Housing Development Corp., RB, Senior Living, Series A, 6.00%, 2/01/34	1,965	1,971,308
Maryland — 0.8%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,750	1,903,125
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	790	824,223
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health System, Series B, 5.00%, 7/01/33	1,140	1,162,971
Maryland Industrial Development Financing Authority, RB, Our Lady Of Good Counsel School, Series A, 6.00%, 5/01/35	500	509,070

		4,399,389
Massachusetts — 1.2%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, 5.00%, 7/01/25	1,060	1,105,887
Massachusetts School Building Authority, Refunding RB, Senior Series A, 5.00%, 8/15/25	5,000	5,650,800

		6,756,687
Municipal Bonds	Par (000)	Value
Michigan — 2.7%
City of Detroit Michigan Water Supply System, Refunding RB, Second Lien, Series C (BHAC), 5.75%, 7/01/26	4,235	4,383,310
Manistee Area Public Schools, GO, Refunding, (Q-SBLF), 5.00%, 5/01/25	1,000	1,086,160
Michigan State Building Authority, Refunding RB, Facilities Program, Series II-A, 5.00%, 10/15/24	2,500	2,740,850
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.25%, 11/15/24	4,900	5,142,109
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/31	2,000	2,109,460

		15,461,889
Minnesota — 0.6%
City of St. Cloud Minnesota, Refunding RB, Centracare Health System, Series A, 4.25%, 5/01/21	2,300	2,482,252
University of Minnesota, RB, Biomedical Science Research Facilities Funding Program, Series B, 5.00%, 8/01/36	1,000	1,045,580

		3,527,832
Mississippi — 0.9%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource, Inc. Project, 5.88%, 4/01/22	5,000	4,963,400
Missouri — 2.8%
Missouri Development Finance Board, RB, St. Joseph Sewage System Improvements, Series E, 4.75%, 5/01/26	750	737,520
Missouri Joint Municipal Electric Utility Commission Power, RB, Prairie State Project, Series A (BHAC), 5.00%, 1/01/32	5,000	5,284,800
Missouri State Environmental Improvement & Energy Resource Authority, Refunding RB, Revolving Funds Program, Series A, 5.00%, 1/01/25	3,150	3,600,355

4	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Missouri (concluded)
Missouri State Health & Educational Facilities Authority, Refunding RB, SSM Health Care, Series B, 4.25%, 6/01/25	$5,975	$6,055,842

		15,678,517
Montana — 0.5%
Montana Facility Finance Authority, Refunding RB, Series B, 5.00%, 1/01/24	2,625	2,798,171
Nebraska — 0.8%
Douglas County School District No 17 Nebraska, GO, Refunding, 2.00%, 6/15/25	4,380	3,787,912
Lancaster County Hospital Authority No 1, Refunding RB, Immanuel Obligation Group, 5.50%, 1/01/30	1,000	1,037,100

		4,825,012
Nevada — 0.7%
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	3,800	4,011,394
New Jersey — 14.7%
Essex County Improvement Authority, RB, Newark Project, Series A (AGM), 5.00%, 11/01/20	2,000	2,219,300
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.80%, 11/01/15 (b)	5,050	5,636,305
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	6,040	5,752,919
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Series E, AMT, 4.70%, 12/01/25	3,000	3,084,930
School Facilities Construction, Series AA, 4.25%, 12/15/24	3,850	3,986,213
School Facilities Construction, Series EE, 5.00%, 9/01/23	3,465	3,793,135
School Facilities Construction, Series NN, 5.00%, 3/01/29	6,500	6,745,375
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hackensack University Medical, Series B (AGM), 4.00%, 1/01/24	635	648,329
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.50%, 12/01/26	1,665	1,749,499
Series 1, AMT, 5.00%, 12/01/27	9,330	9,954,270
Series 1A, 4.75%, 12/01/21	2,240	2,397,360
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT, 5.10%, 10/01/23	2,215	2,270,973
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 1/01/29	10,000	10,481,700
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AMBAC), 5.10%, 12/15/25 (e)	9,450	5,069,358
Series A, 5.25%, 6/15/24	3,185	3,528,311
Series B, 5.50%, 6/15/31	12,190	12,981,618
South Jersey Port Corp., RB, Marine Terminal, Series O-1 (AGC), 4.63%, 1/01/23	1,375	1,469,229
State of New Jersey, GO, Refunding, Series O, 5.25%, 8/01/21	1,355	1,610,621

		83,379,445
New Mexico — 0.2%
New Mexico State University, Refunding RB, Series B, 5.00%, 4/01/25	850	964,028
New York — 20.3%
City of New York, New York, GO, Refunding:
Series B, 5.00%, 8/01/30	2,210	2,341,362
Series E, 5.00%, 8/01/27	3,500	3,774,855
Series E, 5.00%, 8/01/30	5,000	5,310,700
City of New York, New York, GO, Series D1, 5.13%, 12/01/26	4,615	5,153,155
Essex County Industrial Development Agency, Refunding RB, International Paper, Series A, AMT, 5.20%, 12/01/23	5,000	5,148,900
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	4,250	4,512,267
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	1,000	1,127,070

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, RB:
Sub-Series B-1, 5.00%, 11/15/24	$2,300	$2,558,727
Sub-Series B-4, 5.00%, 11/15/24	1,500	1,668,735
Transportation, Series A, 5.00%, 11/15/25	1,980	2,155,567
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.25%, 11/15/25	4,000	4,541,880
Series F, 5.00%, 11/15/30	1,460	1,519,334
New York City Industrial Development Agency, Refunding RB, New York Stock Exchange Project, Series A, 4.25%, 5/01/24	1,740	1,800,952
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	3,560	4,022,693
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 5.00%, 12/01/29	2,750	2,904,413
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	3,000	3,168,270
New York State Dormitory Authority, RB:
Education, Series D, 5.00%, 9/15/16 (b)	5	5,656
Education, Series D, 5.00%, 3/15/31	4,495	4,671,564
Fordham University, Series A, 5.25%, 7/01/25	900	994,644
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	10	11,763
Mental Health Services (AGM), 5.00%, 2/15/22	3,990	4,505,428
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	1,000	1,075,540
Municipal Health Facilities Improvement Program, 5.00%, 1/15/27	6,900	7,331,319
New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,725	1,894,378
New York University Hospitals Center, Series A, 5.13%, 7/01/23	1,670	1,824,124
Municipal Bonds	Par (000)	Value
New York (continued)
New York State Dormitory Authority, RB (concluded):
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/30	$1,495	$1,566,027
North Shore-Long Island Jewish Health System, Series D, 5.00%, 5/01/39	1,600	1,612,288
School District Financing Program, Series C, 5.00%, 10/01/24	3,165	3,506,883
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital Health System, Series A, 4.25%, 7/01/23	2,225	2,298,336
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/23	2,160	2,315,693
North Shore-Long Island Jewish Obligated Group, Series E, 5.00%, 5/01/22	650	704,470
Yeshiba University, 4.00%, 9/01/23	2,860	2,921,404
Yeshiva University, 4.25%, 9/01/24	2,750	2,801,068
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/24	3,000	3,388,530
Port Authority of New York & New Jersey, RB, LLC Project, JFK International Air Terminal Special Project, 5.00%, 12/01/20	2,475	2,686,489
Port Authority of New York & New Jersey, Refunding RB, Consolidated:
152nd, AMT, 5.00%, 11/01/23	1,000	1,074,630
153rd Series, 5.00%, 7/15/24	2,010	2,232,688
Suffolk County Water Authority, Refunding RB, 3.00%, 6/01/25 (f)	3,250	3,069,430
Triborough Bridge & Tunnel Authority, Refunding RB, Sub-Series A, 5.00%, 11/15/24	2,000	2,257,580
United Nations Development Corp., Refunding RB, Series A, 4.25%, 7/01/24	2,985	3,093,953

6	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/24	$5,470	$5,830,965

		115,383,730
North Carolina — 1.4%
City of Charlotte North Carolina, RB, Charlotte Douglas Airport, Series A, 5.00%, 7/01/33	4,000	4,137,200
Gaston County Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	1,105	954,433
North Carolina Medical Care Commission, Refunding RB, Series A:
Vidant Health, 5.00%, 6/01/36	1,500	1,505,220
WakeMed, 5.00%, 10/01/31	1,500	1,543,245

		8,140,098
Ohio — 1.6%
City of Cincinnati Ohio, GO, Refunding, Various Purpose, Series A, 4.38%, 12/01/30	900	886,509
Kent State University, RB, General Receipts, Series A, 5.00%, 5/01/37	1,000	1,006,260
Miami University, RB, General Receipts, 4.00%, 9/01/33	1,000	933,060
Ohio State Turnpike Commission, RB, Infrastructure Projects, Junior Lien, Series A-1, 5.25%, 2/15/31 (f)	6,000	6,307,740

		9,133,569
Oregon — 1.8%
City of Tigard Washington County Oregon, Refunding RB, Water System, 5.00%, 8/01/37	2,000	2,082,360
Oregon Health & Science University, Refunding RB:
Series A, 5.00%, 7/01/26	1,500	1,620,300
Series E, 5.00%, 7/01/30	1,000	1,029,690
Series E, 5.00%, 7/01/32	250	254,127
Oregon State Facilities Authority, Refunding RB, Reed College Project, Series A, 5.00%, 7/01/29	1,835	1,952,844
Municipal Bonds	Par (000)	Value
Oregon (concluded)
State of Oregon, GO:
Odot Project, Tax-Exempt, Series I, 5.00%, 5/01/37	1,000	1,062,530
Series H, 5.00%, 5/01/36	2,000	2,120,540

		10,122,391
Pennsylvania — 8.9%
City of Philadelphia Pennsylvania, ARB, Series A, AMT, 5.00%, 6/15/20	2,895	3,186,990
City of Pittsburgh Pennsylvania, GO, Refunding, Series B (AGM), 5.25%, 9/01/17	9,630	10,572,199
City of Pittsburgh Pennsylvania, GO, Series C (AGM), 5.25%, 9/01/18	6,430	7,005,356
County of Allegheny Pennsylvania, GO, Refunding, Series C-68, 5.00%, 11/01/25	2,515	2,701,965
County of Allegheny Pennsylvania, GO, Series C-67:
5.00%, 11/01/25	2,700	2,900,718
5.00%, 11/01/26	2,375	2,494,605
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.00%, 2/01/21	3,500	3,504,445
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	7,710	7,298,980
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 12/01/31	4,000	4,105,560
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series A (AGC), 6.00%, 7/01/26	6,225	6,873,645

		50,644,463
Puerto Rico — 3.8%
Puerto Rico Electric Power Authority, RB, Series TT, 5.00%, 7/01/27	6,500	5,650,580
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	3,000	3,454,200

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2013	7

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	$9,450	$9,736,524
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.00%, 8/01/42	650	649,110
Puerto Rico Sales Tax Financing Corp., Refunding RB, Senior Series C, 5.25%, 8/01/40	2,000	1,916,540

		21,406,954
Rhode Island — 1.1%
Rhode Island Health & Educational Building Corp., RB:
City of Newport Issue Financing Program, Series C, 5.00%, 5/15/30	4,305	4,456,364
Providence College, 5.00%, 11/01/34	1,750	1,791,440

		6,247,804
South Carolina — 0.2%
County of Florence South Carolina, Refunding RB, McLeod Regional Medical Center, Series A, 4.50%, 11/01/25	1,000	1,023,760
South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Regional Health, 5.00%, 9/01/25	1,000	1,049,580
Tennessee — 1.4%
Knox County Health Educational & Housing Facility Board Tennessee, Refunding RB, Eastowne Village Project, 4.00%, 6/01/31 (a)	3,690	3,864,020
Memphis-Shelby County Sports Authority, Inc., Refunding RB, Memphis Arena Project:
Series A, 5.00%, 11/01/23	2,695	2,937,092
Series B, 5.00%, 11/01/22	1,000	1,101,570

		7,902,682
Texas — 7.2%
City of Grapevine Texas, GO, 5.00%, 2/15/33 (f)	5,685	6,011,831
Municipal Bonds	Par (000)	Value
Texas (concluded)
City of Houston Texas, Refunding ARB, Series A:
Senior Lien, 5.25%, 7/01/29	4,055	4,345,257
Subordinate Lien, AMT, 5.00%, 7/01/25	1,500	1,586,820
Subordinate Lien, AMT, 5.00%, 7/01/32	1,010	985,821
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series 2001-A-1, AMT, 6.15%, 1/01/16	4,000	3,943,880
Dallas/Fort Worth International Airport, Refunding RB, AMT:
Series E, 5.00%, 11/01/26	2,185	2,237,287
Series E, 5.00%, 11/01/27	4,960	5,029,886
Series F, 5.00%, 11/01/31	6,345	6,225,397
Frisco ISD, GO, Refunding, (PSF-GTD), 4.25%, 8/15/28	4,000	4,093,000
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	1,000	976,980
San Jacinto River Authority, RB, Special Project (AGM), 5.25%, 10/01/25	2,910	3,133,662
Socorro ISD, GO, Refunding, School Building (PSF-GTD), 5.00%, 8/15/32	2,500	2,661,975

		41,231,796
Vermont — 0.3%
Vermont Educational & Health Buildings Financing Agency, Refunding RB, Middlebury College Project, 5.00%, 11/01/32	1,680	1,783,354
Virginia — 1.8%
Roanoke EDA, Refunding RB, Carilion Health System, Series B (AGM), 5.00%, 7/01/38	3,155	3,160,363
Tobacco Settlement Financing Corp. Virginia, RB, Asset-Backed, 5.63%, 6/01/15 (b)	5,000	5,474,600
Virginia Small Business Financing Authority, RB, Senior Lien, Express Lanes LLC, AMT, 5.00%, 7/01/34	1,560	1,382,207

		10,017,170
Washington — 0.5%
State of Washington, GO, Series E, 4.00%, 2/01/34	3,000	2,804,340

8	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
West Virginia — 2.8%
West Virginia Hospital Finance Authority, Refunding RB, Improvement Bonds, Charleston, Series A, 5.13%, 9/01/23	$4,000	$4,247,360
West Virginia University, RB, West Virginia University Project, Series B:
5.00%, 10/01/29	7,520	7,931,870
5.00%, 10/01/30	3,500	3,676,855

		15,856,085
Wisconsin — 3.3%
Public Finance Authority, Refunding RB, Wisconsin Airport Facilities, Senior Obligation Group, Series B, AMT, 5.25%, 7/01/28	4,765	4,795,115
State of Wisconsin, GO, Series C, 4.50%, 5/01/30	6,120	6,293,074
WPPI Energy, Refunding RB, Supply System, Series A:
5.00%, 7/01/32	4,010	4,129,979
5.00%, 7/01/33	3,500	3,557,330

		18,775,498
Total Municipal Bonds — 134.1%		763,271,177

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
California — 4.7%
Peralta Community College District, GO, Election of 2000, Series D (AGM), 5.00%, 8/01/30	10,140	10,370,685
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	9,028	9,676,190
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	6,440	6,657,289

		26,704,164
Illinois — 4.1%
Du Page & Will Counties Community School District No. 204 Indian, GO, School Building, Series A (NPFGC), 5.25%, 12/30/22	8,650	9,829,155
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
Illinois (concluded)
McHenry County Conservation District Illinois, GO, (AGM), 5.13%, 2/01/27	12,695	13,625,130

		23,454,285
Louisiana — 4.0%
State of Louisiana, GO, Series A, 5.00%, 8/01/24	12,000	13,662,480
State of Louisiana Gas & Fuels, Refunding RB, Series A-1, 4.00%, 5/01/34	10,000	9,445,800

		23,108,280
Massachusetts — 3.4%
Massachusetts Development Finance Agency, RB, Refunding Partners Healthcare, Series L, 5.00%, 7/01/31	10,175	10,579,017
Massachusetts School Building Authority, RB, Series A (AGM):
5.00%, 8/15/15 (b)	1,075	1,132,190
5.00%, 8/15/30	7,264	7,653,569

		19,364,776
Minnesota — 1.9%
State of Minnesota, GO, State Various Purpose, Series A, 4.00%, 8/01/29	10,525	10,666,206
New Jersey — 2.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series D (AGM), 5.00%, 6/15/15 (b)	11,120	12,067,535
New York — 9.8%
City of New York, New York, GO:
Sub-Series B-1, 5.25%, 9/01/22	8,250	9,452,932
Sub-Series I-1, 5.50%, 4/01/21	4,992	5,839,614
City of New York, New York, GO, Refunding, Series E, 5.00%, 8/01/24	3,990	4,451,763
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series A, 4.75%, 6/15/30	8,000	8,263,040
New York State Dormitory Authority, Refunding LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/42	2,240	2,285,136

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2013	9

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
New York (concluded)
New York State Urban Development Corp., RB, State Personal Income Tax, State Facilities, Series A, 5.25%, 3/15/14 (b)	$10,000	$10,315,100
New York State Urban Development Corp., Refunding RB, Service Contracts, Series B, 5.00%, 1/01/21	8,003	9,064,402
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	5,530	5,941,266

		55,613,253
Washington — 2.0%
Snohomish County School District No. 15-Edmonds Washington, GO, (NPFGC), 5.00%, 6/01/16 (b)	10,000	11,188,600
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 32.0%		182,167,099
Total Long-Term Investments (Cost — $928,247,949) — 166.1%		945,438,276

Short-Term Securities	Par (000)	Value
Municipal Bond — 0.3%
Connecticut Housing Finance Authority, Refunding RB, VRDN, Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase NA SBPA), 0.06%, 8/01/13 (h)	$1,700	$1,700,000

	Shares
Money Market Funds — 2.0%
FFI Institutional Tax-Exempt Fund, 0.03% (i)(j)	11,262,113	11,262,113
Total Short-Term Securities (Cost — $12,962,113) — 2.3%		12,962,113
Total Investments (Cost — $941,210,062*) — 168.4%		958,400,389
Liabilities in Excess of Other Assets — (0.2%)		(903,161)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.8%)		(101,318,911)
VMTP Shares, at Liquidation Value — (50.4%)		(287,100,000)

Net Assets Applicable to Common Shares — 100.0%		$569,078,317

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$841,988,208

Gross unrealized appreciation	$35,317,124
Gross unrealized depreciation	(20,181,565)

Net unrealized appreciation	$15,135,559

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(d)	Non-income producing security.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc	$6,307,740	$10,320
Hutchinson, Shockey, Erley & Co.	$6,011,831	$(110,752)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$3,069,430	$(2,860)

10	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

(g)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(i)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at July 31, 2013	Income
FFI Institutional Tax-Exempt Fund	3,667,115	7,594,998	11,262,113	$628

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	HFA	Housing Finance Agency
	AGM	Assured Guaranty Municipal Corp.	IDA	Industrial Development Authority
	AMBAC	American Municipal Bond Assurance Corp.	ISD	Independent School District
	AMT	Alternative Minimum Tax (subject to)	LRB	Lease Revenue Bonds
	ARB	Airport Revenue Bonds	MRB	Mortgage Revenue Bonds
	BARB	Building Aid Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
	BHAC	Berkshire Hathaway Assurance Corp.	PSF-GTD	Permanent School Fund Guaranteed
	CAB	Capital Appreciation Bonds	Q-SBLF	Qualified School Bond Loan Fund
	COP	Certificates of Participation	RB	Revenue Bonds
	EDA	Economic Development Authority	S/F	Single-Family
	EDC	Economic Development Corp.	SBPA	Stand-by Bond Purchase Agreements
	GARB	General Airport Revenue Bonds	VRDN	Variable Rate Demand Notes
	GO	General Obligation Bonds

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2013	11

Schedule of Investments (concluded)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$945,438,276	—	$945,438,276
Short-Term Securities	$11,262,113	1,700,000	—	12,962,113

Total	$11,262,113	$947,138,276	—	$958,400,389

[1] See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,145,810	—	—	$6,145,810
Liabilities:
TOB trust certificates	—	$(101,276,622)	—	(101,276,622)
VMTP shares	—	(287,100,000)	—	(287,100,000)

Total	$6,145,810	$(388,376,622)	—	$(382,230,812)

There were no transfers between levels during the period ended July 31, 2013.

12	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Muni Intermediate Duration Fund, Inc.

Date:	September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Muni Intermediate Duration Fund, Inc.

Date:	September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Muni Intermediate Duration Fund, Inc.

Date:	September 24, 2013